REVENUE AND EXPENSES (Details 4) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Gambling taxes	€ 7,580	€ 4,701
Leases	257	263
Utilities, repairs and maintenance	667	450
Professional services and other expenses	30,186	24,127
Business e-Mail Compromise Incident		744
Casino license royalties	3,018	1,968
Marketing expenses	35,393	37,485
Total	€ 77,101	€ 69,738